Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
State Street Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET STRATEGIC REAL RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Street Strategic Real Return Fund (the “Strategic Real Return Fund” or the “Fund”) seeks to provide investment results that are expected to exceed the general level of inflation as measured by the Consumer Price Index for All Urban Consumers (the “CPI”), before fees and expenses, over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Real Return Fund. You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $100,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page 31 of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Strategic Real Return Portfolio (the “Strategic Real Return Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Strategic Real Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Strategic Real Return Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $100,000 in State Street Funds that offer Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Portfolio and the Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and acquired fund fees and expenses are based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	acquired fund fees and expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM") allocates the assets of the Fund among investments that provide exposure to four broad asset classes: (i) inflation protected securities issued by the United States government, its agencies and/or instrumentalities; (ii) domestic real estate securities, including among other things real estate investment trusts ("REITs"); (iii) global natural resource stocks; and (iv) commodities. The Fund's allocations among those asset classes at any time reflect the Adviser's evaluation of the expected returns and risks of each asset class and the Adviser's determination of the optimal combination of investments in those asset classes to achieve the Fund's investment objective. At times the Fund may invest all or substantially all of its assets in one or a subset of the asset classes; at times it may invest none of its assets in one or more such asset classes. Although it is impossible to predict whether and to what extent the Fund's investment returns might exceed the general rate of inflation, SSGA FM will seek to manage the Fund with a goal of exceeding the general rate of inflation, as measured by the non-seasonally adjusted U.S. CPI, over an extended inflationary period, by 4% or more. There is no assurance that the Strategic Real Return Fund will achieve its investment objective or this goal, and you could lose money, possibly your entire investment, by investing in the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Strategic Real Return Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this "master-feeder" structure, the Fund's only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the "Fund" also generally describe the expected investment activities of the Portfolio.

The Fund generally gains exposure to the four asset classes identified above by investing in other pooled investment vehicles and/or by investing directly in securities or other investments. Other pooled investment vehicles in which the Fund may invest include those sponsored or managed by, or otherwise affiliated with, the Adviser, including without limitation mutual funds and exchange traded funds ("Underlying Funds"). The Fund currently expects to gain exposure to inflation protected securities and real estate securities by investing in the SPDR Barclays TIPS ETF and the SPDR Dow Jones REIT ETF, respectively. Brief summaries of these two Underlying Funds can be found in Appendix A. The Adviser may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. The Fund expects to gain exposure to global natural resources by investing in the equity securities of companies significantly engaged, directly or indirectly, in the following industries: agricultural, forest and paper products; fertilizers and agricultural chemicals; timber REITs; oil and gas; coal and consumable fuels; metals, mining and minerals. Investments in this asset class may include direct or indirect exposure to emerging market issuers.

The Portfolio expects to gain exposure to investments in commodities and commodities-related instruments in significant measure by investing in a Cayman Islands company that is a wholly owned subsidiary of the Portfolio (the "Subsidiary") and that itself holds such investments. The Portfolio may invest up to 25% of its total assets in the Subsidiary. Instruments in which the Subsidiary invests may include, for example, commodity-linked derivatives, including, without limitation, futures contracts and commodity-linked swaps.

		At the commencement of fund operations, the strategic asset allocation of the Fund is approximately 15% REITs, 22% commodities, 32% global natural resource stocks, and 31% inflation linked bonds. Actual portfolio allocations may vary and are expected to be adjusted from time to time in the Adviser's discretion and without prior shareholder notice; the prospectus will not be updated as the Fund's asset allocations change.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General risks associated with the Fund's and Portfolio's investment policies and investment strategies are discussed below. Because the Portfolio expects to achieve investment exposure through the Underlying Funds, it is subject to substantially the same risks as those associated with the Underlying Funds. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.
  Asset Allocation Risk.    The Fund's investment performance depends upon the successful allocation by the Adviser of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Adviser's allocation techniques and decisions will produce the desired results.
  Cayman Subsidiary Risk.    Investment in the Subsidiary exposes the Portfolio to the risks associated with the Subsidiary's investments, which are generally the risks of commodities-related investments. Certain of the Subsidiary's investments have the effect of creating investment leverage. The Subsidiary is not subject to the investor protections of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Subsidiary may make certain investments the Portfolio would be unable to make, or would be limited in making, due to U.S. tax laws applicable to the Portfolio or other regulatory limitations. As a result, the Portfolio may be exposed, by its investment in the Subsidiary, to investment risks different from, or to a greater degree than, other mutual funds. The Portfolio's ability to invest in the Subsidiary may be limited by tax considerations.
  Commodities Risk.    Commodity prices can be significantly volatile, and exposure to commodities can cause the net asset value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.
  Counterparty Risk.    The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
  Currency Risk.    The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may be significantly volatile, and changes in the values of foreign currencies against the US dollar may result in substantial declines in the values of the Fund's assets denominated in foreign currencies.
  Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments and illiquidity in debt securities markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. A rising interest rate environment would likely cause the value of a Fund's fixed income securities to decrease, and fixed income markets to experience increased volatility in addition to heightened levels of liquidity Risk. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations.
  Deflation Risk.    The risk of a decrease in the general price level of goods and services. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund's portfolio. During periods of deflation or no inflation it is possible that the Fund will significantly underperform the U.S. CPI or other investment options available.
  Derivatives Risk.    Derivative transactions can create investment leverage and may be significantly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
  Emerging Markets Risk.    Risks of investing in emerging markets include, among others, greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country's dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems. These risks are generally greater for investments in frontier market countries, which typically have smaller economies or less developed capital markets than traditional emerging market countries.
  Equity Investing Risk.    The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Futures Contract Risks; Other Exchange-Traded Derivatives.    The risk of loss relating to the use of futures contracts and other exchange-traded derivatives is potentially unlimited. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or other exchange-traded derivative or at any particular time. In the event no such market exists for a particular derivative, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the derivative. If the Fund uses futures contracts or other exchange-traded derivatives for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. Certain foreign futures contracts and other exchange-traded derivatives may be less liquid and more volatile than U.S. contracts. The Fund may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.
  Income Risk.    The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
  Inflation Risk.    Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund's assets can decline.
  Inflation-Indexed Security Risk.    The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated by the Adviser.
  Large-Cap Companies Risk.    Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
  Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
  Liquidity Risk.    Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.
  Management Risk.    The Fund is an actively managed investment portfolio. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
  Market Risk.    The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Master/Feeder Structure Risk.    The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a "master fund"). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser or an affiliate may serve as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.
  Modeling Risk.    The Adviser uses quantitative models in an effort to enhance returns and manage Risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.
  Mortgage-Related and Other Asset-Backed Securities Risk.    Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
  Natural Resources Risk.    Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.
  Non-U.S. Securities Risk.    Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial report standards comparable to those in the United States. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
  Portfolio Turnover Risk.    Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Real Estate Securities Risk.     An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.
  REIT Risk.    In addition to the risks associated with investing in the securities of real property companies, REITs are subject to certain additional risks. REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee's ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain its exemptions from registration under the U.S. Investment Company Act of 1940, which could have adverse consequences for the Fund. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on capital markets. Investments in REITs are also subject to the risks affecting equity markets generally. There are special risks associated with investment in securities of companies engaged in real property markets, including without limitation real estate investment trusts ("REITs") and real estate operating companies. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, as well as additional risks, such as poor performance by the manager of the real property company, adverse changes in tax laws, difficulties in valuing and disposing of real estate, and the effect of general declines in stock prices.

  In addition to the risks associated with investing in the securities of real property companies, REITs are subject to certain additional risks. For example, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, and, as a result, are particularly reliant on capital markets, as well as defaults by borrowers and self-liquidation.
  Risk of Investment in Other Pools.    If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
  Small-, Mid- and Micro-Cap Companies Risk.    The securities of small-, mid-, and micro-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may be significantly volatile.
  U.S. Government Securities Risk.    Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks.
  Unconstrained Sector Risk.    Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's shares to decrease, perhaps significantly.
		The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	SSGAFUNDS.com
State Street Strategic Real Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.83%	[2],[5]
1 Year	rr_ExpenseExampleYear01	531
3 Years	rr_ExpenseExampleYear03	711
1 Year	rr_ExpenseExampleNoRedemptionYear01	531
3 Years	rr_ExpenseExampleNoRedemptionYear03	711
State Street Strategic Real Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Management Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[2],[5]
1 Year	rr_ExpenseExampleYear01	261
3 Years	rr_ExpenseExampleYear03	507
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	507
State Street Strategic Real Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.58%	[2],[5]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	194
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	194
State Street Strategic Real Return Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%	[2],[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2],[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.38%	[2],[5]
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	131
1 Year	rr_ExpenseExampleNoRedemptionYear01	39
3 Years	rr_ExpenseExampleNoRedemptionYear03	131

[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	Amounts reflect the total expenses of the Portfolio and the Fund.
[3]	Other expenses and acquired fund fees and expenses are based on estimates for the current fiscal year.
[4]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that the total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency expenses) exceed 0.30% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund's Board of Trustees.
[5]	After Fee Waiver and/or Expense Reimbursement
[6]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.